Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and dividend income
Loans, including fees	$ 41,935	$ 45,001	$ 47,081
Investment securities:
Taxable	2,663	2,401	3,220
Tax-exempt	257	313	154
Dividends	78	47	45
Deposits with banks	127	147	45
Federal funds sold	3	20	18
Total interest and dividend income	45,063	47,929	50,563
Interest expense
Deposits	8,016	12,460	16,454
Short-term and other borrowings	821	1,138	1,045
Federal Home Loan Bank advances	348	458	397
Subordinated debt	303	306	362
Total interest expense	9,488	14,362	18,258
Net interest income	35,575	33,567	32,305
Provision for loan losses	20,035	21,020	13,065
Net interest income after provision for loan losses	15,540	12,547	19,240
Noninterest income
Trust and asset management fees	2,646	2,599	2,351
Service charges on deposit accounts	1,458	1,788	1,809
Mortgage related income, net	183	398	432
Gain on sale of securities	763	608	2,119
Gain (loss) on hedges	(1)	2	873
Other operating income	1,597	1,916	1,238
Total noninterest income	6,646	7,311	8,822
Noninterest expense
Salaries and employee benefits	11,282	11,948	12,146
Occupancy and equipment	3,683	3,945	3,716
Information technology	1,708	2,101	1,810
Loan collection and OREO expense	1,500	815	848
FDIC deposit insurance	1,303	1,688	1,886
Amortization of intangibles	224	171	144
Loss on sales and write-downs of foreclosed assets	2,679	2,472	2,566
Other operating expense	3,874	3,837	3,862
Total noninterest expense	26,253	26,977	26,978
Income (loss) before income taxes	(4,067)	(7,119)	1,084
Income tax expense (benefit)	(1,895)	(3,130)	155
Net income (loss)	$ (2,172)	$ (3,989)	$ 929
Net income (loss) per share:
Basic (in dollars per share)	$ (0.30)	$ (0.60)	$ 0.16
Diluted (in dollars per share)	$ (0.30)	$ (0.60)	$ 0.16
Dividends per share (in dollars per share)	$ 0.00	$ 0.02	$ 0.185
Average basic shares (000s) (in shares)	7,199	6,625	5,933
Average diluted shares (000s) (in shares)	7,199	6,625	5,936